SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Derivative liabilities	$ 0	$ 3,010,042	$ 2,607,433
Level 1 [Member]
Derivative liabilities	0	0	0
Level 2 [Member]
Derivative liabilities	0	0	0
Level 3 [Member]
Derivative liabilities	$ 0	$ 3,010,042	$ 2,607,433